Segment and Geographical Information - Summary of Revenue from Customers for Major Service Category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of major customers [line items]
Revenues	$ 473,481	$ 491,125
Canada
Disclosure of major customers [line items]
Revenues	251,902	277,544
U.S.
Disclosure of major customers [line items]
Revenues	200,515	192,493
International
Disclosure of major customers [line items]
Revenues	21,064	21,088
Strategic consulting and enterprise transformation services - time and materials arrangements
Disclosure of major customers [line items]
Revenues	337,624	359,530
Strategic consulting and enterprise transformation services - time and materials arrangements | Time-and-materials contracts
Disclosure of major customers [line items]
Revenues	129,284	106,826
Strategic consulting and enterprise transformation services - time and materials arrangements | Canada
Disclosure of major customers [line items]
Revenues	211,478	239,865
Strategic consulting and enterprise transformation services - time and materials arrangements | U.S.
Disclosure of major customers [line items]
Revenues	107,159	101,056
Strategic consulting and enterprise transformation services - time and materials arrangements | International
Disclosure of major customers [line items]
Revenues	18,987	18,609
Enterprise transformation services - fixed-fee arrangements
Disclosure of major customers [line items]
Revenues	61,402	63,465
Enterprise transformation services - fixed-fee arrangements | Canada
Disclosure of major customers [line items]
Revenues	24,621	23,604
Enterprise transformation services - fixed-fee arrangements | U.S.
Disclosure of major customers [line items]
Revenues	35,113	37,382
Enterprise transformation services - fixed-fee arrangements | International
Disclosure of major customers [line items]
Revenues	1,668	2,479
Business enablement services
Disclosure of major customers [line items]
Revenues	74,455	68,130
Business enablement services | Canada
Disclosure of major customers [line items]
Revenues	15,803	14,075
Business enablement services | U.S.
Disclosure of major customers [line items]
Revenues	58,243	54,055
Business enablement services | International
Disclosure of major customers [line items]
Revenues	409	0
Support services
Disclosure of major customers [line items]
Revenues	45,245	37,388
Support services | Canada
Disclosure of major customers [line items]
Revenues	12,175	10,075
Support services | U.S.
Disclosure of major customers [line items]
Revenues	32,802	$ 27,313
Support services | International
Disclosure of major customers [line items]
Revenues	$ 268